INVESTMENTS - Current and Noncurrent Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
TOTAL	$ 48,408	$ 32,581
TOTAL	1,513	1,027
Investment in associates	1,337	0
Payment for interests in associates	500	1,389	$ 0
Vistra ITCL and Pentathlon Ventures LLP
Disclosure of financial assets [line items]
Investment in associates	2,000	2,000
Payment for interests in associates	1,513	1,027
Mutual funds
Disclosure of financial assets [line items]
Current, measured at fair value through profit and loss	47,009	27,585
Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of financial assets [line items]
Current, measured at fair value through other comprehensive income	1,399	0
Commercial Papers
Disclosure of financial assets [line items]
Current, measured at fair value through other comprehensive income	0	4,996
Contribution to funds
Disclosure of financial assets [line items]
Non-current, measured at amortised cost	$ 1,513	$ 1,027